Business Combinations - Summary of Estimated Fair Value of Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Aug. 25, 2014	Jan. 31, 2014
Business Acquisition [Line Items]
Goodwill	$ 835,233	$ 834,416	$ 841,522
Space Monkey Acquisition | Subsidiaries
Business Acquisition [Line Items]
Net assets acquired				$ 404
Deferred tax liability				(1,106)
Intangible assets (See Note 8)				8,300
Goodwill				7,402
Total estimated fair value of the assets acquired and liabilities assumed				$ 15,000
Wildfire Acquisition | Subsidiaries
Business Acquisition [Line Items]
Net assets acquired					$ 96
Intangible assets (See Note 8)					2,900
Goodwill					504
Total cash consideration					$ 3,500